Employee Benefit Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 2,249	$ 2,600	$ 2,287
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	132	149	$ 143
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	409	506
Fair Value, Inputs, Level 1 [Member] | OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	86	97
Fair Value, Inputs, Level 1 [Member] | Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	15	1
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	170	235
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	21	35
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	239	271
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	22	33
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	28	28
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,111	1,389
Fair Value, Inputs, Level 2 [Member] | OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	30	35
Fair Value, Inputs, Level 2 [Member] | Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		11
Fair Value, Inputs, Level 2 [Member] | Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		1
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	2
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	930	1,081
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	26	30
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	110	251
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	3
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	69	44
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1	1
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	3
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	3
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,523	1,898
Fair Value, Inputs, Level 1, 2 and 3 [Member] | OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	132
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		11
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	15	2
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	172	237
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	21	35
Fair Value, Inputs, Level 1, 2 and 3 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	239	271
Fair Value, Inputs, Level 1, 2 and 3 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	22	33
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	930	1,081
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	26	30
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	110	251
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	3
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	69	44
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	29	29
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	3
NAV [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	726	702
NAV [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 16	$ 17